Prepayments - Summary of Prepayments (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2017	Dec. 31, 2016
Statement Of Financial Position [Abstract]
Prepaid taxes	₱ 10,451	₱ 11,311
Prepaid rent	2,126	433
Prepaid fees and licenses	848	1,194
Prepaid benefit costs (Note 26)	400	261
Prepaid selling and promotions (Note 25)	289	494
Prepaid repairs and maintenance	207	232
Prepaid insurance (Note 25)	105	105
Other prepayments (Note 25)	577	531
Prepayments	15,003	14,561
Less current portion of prepayments	9,633	7,505
Noncurrent portion of prepayments	₱ 5,370	₱ 7,056